CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 1,026	$ 82,157	$ (50,476)	$ 32,707
Balance (in shares) at Dec. 31, 2017	14,958,339
Stock based compensation		117		117
Net loss			(287)	(287)
Balance at Jun. 30, 2018	$ 1,026	82,274	(50,763)	32,537
Balance (in shares) at Jun. 30, 2018	14,958,339
Balance at Dec. 31, 2018	$ 1,110	84,399	(65,959)	19,550
Balance (in shares) at Dec. 31, 2018	16,126,237
Stock based compensation		159		159
Exercise of option		17		17
Exercise of option (in shares)	35,145
Net loss			(122)	(122)
Balance at Jun. 30, 2019	$ 1,110	$ 84,575	$ (66,081)	$ 19,604
Balance (in shares) at Jun. 30, 2019	16,161,382